CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Other revenues	$ 2,716	$ 2,069	$ 622
Total revenues	529,735	269,324	211,477
Cost of revenues
Other cost	(2,307)	(817)	(2,308)
Total cost of revenues	(488,577)	(353,644)	(452,257)
Gross (loss) profit	41,158	(84,320)	(240,780)
Operating expenses:
Research and development expenses	(63,145)	(61,323)	(64,845)
Sales and marketing expenses	(13,585)	(5,708)	(8,175)
General and administrative expenses	(68,066)	(71,691)	(71,249)
Impairment on property, equipment and software	(10,167)	(11,303)	(21,126)
Impairment on cryptocurrency			(4,706)
Gain on disposal of property, equipment and software	1,576	7,215	0
Total operating expenses	(153,387)	(142,810)	(170,101)
Loss from operations	(112,229)	(227,130)	(410,881)
Interest income	266	536	956
Interest expense	(1,966)	(521)
Change in fair value of cryptocurrency	(11,428)	42,427
Change in fair value of financial instruments other than derivatives	(46,584)	20,571	(10,918)
Change in fair value of financial derivatives	(9,473)	17,606
Excess of fair value of convertible preferred shares	(28,179)	(50,725)	(59,199)
Foreign exchange gains (losses), net	(3,525)	14,135	12,309
Other income, net	5,629	10,832	2,240
Loss before income tax expense	(207,489)	(172,269)	(465,493)
Income tax benefit (expense)	(2,778)	(77,483)	51,340
Net loss	(210,267)	(249,752)	(414,153)
Foreign currency translation adjustment, net of nil tax	803	(13,577)	(6,966)
Total comprehensive loss	$ (209,464)	$ (263,329)	$ (421,119)
Weighted average number of shares used in per Class A and Class B ordinary share calculation:
- Basic (in shares)	7,042,820,966	4,072,386,826	2,579,202,596
- Diluted (in shares)	7,042,820,966	4,072,386,826	2,579,202,596
Net loss per Class A and Class B ordinary share (cent per share)
- Basic (in dollars per share)	$ (2.99)	$ (6.13)	$ (16.06)
- Diluted (in dollars per share)	$ (2.99)	$ (6.13)	$ (16.06)
Cost of revenues
Share-based compensation expenses were included in:
Share-based compensation expense	$ 339	$ 312	$ 207
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expense	4,643	7,289	9,098
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expense	246	156	234
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expense	17,571	23,159	32,535
Products revenue
Revenues
Revenues	413,783	223,233	176,898
Cost of revenues
Cost of revenues	(360,251)	(301,258)	(368,116)
Mining revenue
Revenues
Revenues	113,236	44,022	33,957
Cost of revenues
Cost of revenues	$ (126,019)	$ (51,569)	$ (81,833)